Convertible Notes Receivable (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Schedule of the Company's Convertible Note Receivable
A summary of the fair value of these convertible instruments and the fair value changes recognized as a component of the Company’s net earnings during the three and six months ended June 30, 2021 and 2020 is presented below:

	Three Months Ended June 30, 2021

(in thousands)	Fair Value at Mar 31, 2021	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Kutcho	$12,591	$-	$-	$3,388	$15,979

	Three Months Ended June 30, 2020

(in thousands)	Fair Value at Mar 31, 2020	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2020

Kutcho	$10,836	$-	$-	$-	$10,836
Gold X	10,230	-	-	3,267	13,497

Total	$21,066	$-	$-	$3,267	$24,333

	Six Months Ended June 30, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2021

Kutcho	$11,353	$-	$-	$4,626	$15,979

	Six Months Ended June 30, 2020

(in thousands)	Fair Value at Dec 31, 2019	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Jun 30, 2020

Kutcho	$11,837	$-	$-	$(1,001)	$10,836
Gold X	10,019	-	-	3,478	13,497

Total	$21,856	$-	$-	$2,477	$24,333